Cover	Mar. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2025
Entity File Number	001-40793
Entity Registrant Name	OCEAN BIOMEDICAL, INC.
Entity Central Index Key	0001869974
Entity Tax Identification Number	87-1309280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Claverick St.
Entity Address, Address Line Two	Room 325
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	(401)
Local Phone Number	444-7375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock 0. 0001 Par Value [Member]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	OCEA
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Share Of Common Stock At Exercise Price Of 11. 50 [Member]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	OCEAW
Security Exchange Name	NASDAQ